Victory Pioneer Solutions - Balanced Fund Investment Strategy - Victory Pioneer Solutions - Balanced Fund	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund is a “fund-of-funds.” The Fund seeks to achieve its investment objectives by primarily investing in other funds (“underlying funds”) and using asset allocation strategies to allocate its assets among the underlying funds.The Fund invests in underlying funds managed by Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) or one of its affiliates. The Fund allocates its assets among underlying funds with exposure to the broad asset classes of equity, fixed income and short-term (money market) investments. The Fund also may invest in underlying funds with exposure to non-traditional – so-called “alternative” - asset classes such as real estate investment trusts (“REITs”), or that use alternative strategies, such as market neutral strategies (strategies that seek to achieve positive returns while attempting to limit general market exposure), or relative value strategies (strategies that seek to identify securities that are undervalued relative to each other or historical norms). The Fund may invest in underlying funds with exposure to debt and equity securities of issuers located throughout the world, including both developed and emerging markets.The Fund does not have target ranges for the allocation of assets among asset classes or individual underlying funds. The Fund invests a minimum of 25% of its assets in each of fixed income and equity securities. The Fund’s exposure to different asset classes and allocations among underlying funds will change from time to time in response to broad economic and market factors, as well as strategic and tactical considerations. The equity securities to which the Fund may have exposure may be of any market capitalization. The fixed income securities to which the fund may have exposure may be of any maturity and of any credit quality, including high yield or “junk” bonds.The Adviser allocates the Fund’s investments in the underlying funds based on an evaluation of three components: strategic asset allocation (generally, the weighting of allocations among broad asset classes to capture market returns), tactical asset allocation (generally, the weighting of allocations to various sub-categories within broad asset classes to add value relative to the general strategic allocations), and fund selection. The Adviser's analysis in selecting underlying funds includes an assessment of a fund’s historical relative and absolute performance, volatility and other risk characteristics, and correlation with other funds, and benchmarks. The Adviser also analyzes the Fund’s investment strategies, investment process, and portfolio management team. As part of its asset allocation strategy, the Fund may invest in Victory Pioneer Multi-Asset Income Fund, among other Victory Funds. Victory Pioneer Multi-Asset Income Fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. As of the date of this prospectus, approximately 30% of the Fund was allocated to Victory Pioneer Multi-Asset Income Fund. The Fund’s allocation among underlying funds, including Victory Pioneer Multi-Asset Income Fund, will change from time to time.As part of its asset allocation strategy, the Fund may invest in Victory Pioneer Global Equity Fund, among other Victory Funds. Victory Pioneer Global Equity Fund invests in equity securities of issuers located throughout the world. As of the date of this prospectus, approximately 19% of the Fund was allocated to Victory Pioneer Global Equity Fund. The Fund’s allocation among underlying funds, including Victory Pioneer Global Equity Fund, will change from time to time.Investments typically are sold when the Adviser's overall assessment of market and economic conditions changes or the assessments of the attributes of specific investments change.